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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                        SUPPLEMENT DATED JUNE 12, 2007 TO
                TAX FREE INCOME PROSPECTUS DATED OCTOBER 30, 2006

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This information supplements the Tax Free Income Prospectus of First American
Investment Funds, Inc. ("FAIF"), dated October 30, 2006 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

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Information regarding the portfolio managers primarily responsible for the management of Arizona Tax Free Fund, Colorado Tax Free Fund, Nebraska Tax Free Fund, and Tax Free Fund, which is set forth in the Prospectus under the heading "Additional Information--Management--Portfolio Management," is replaced by the following:

     Arizona Tax Free Fund. Michael S. Hamilton has served as the primary portfolio manager for the fund since June 2007 and Douglas J. White has co-managed the fund since February 2000.

     Colorado Tax Free Fund. Christopher L. Drahn has served as the primary portfolio manager for the fund since June 2007 and, prior to that, co-managed the fund since February 2000. Michael L. Welle has co-managed the fund since June 2007.

     Nebraska Tax Free Fund. Michael L. Welle has served as the primary portfolio manager for the fund since June 2007 and Christopher L. Drahn has co-managed the fund since February 2001.

     Tax Free Fund. Douglas J. White has served as the primary portfolio manager for the fund since September 2001 and Christopher L. Drahn has co-managed the fund since June 2007.

The portfolio managers' biographies set forth in the Prospectus under the heading "Additional Information--Management--Portfolio Manager Biographies" are supplemented by removing the biography for Catherine M. Stienstra and adding the following:

     Michael L. Welle, CFA, Fixed Income Portfolio Manager, joined FAF Advisors in 1992. He has 15 years of financial industry experience, including 10 years in portfolio management.





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